Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 7. Premises and Equipment

The components of premises and equipment at December 31, 2014 and 2013 are as follows:

	December 31,
(in thousands)	2014	2013
Land	$6,933	$6,251
Bank premises	18,324	18,051
Furniture and equipment	19,995	19,753
Construction in progress	254	195

Acquired Value	45,506	44,250
Less: accumulated depreciation	26,295	24,638

Net-Book Value	$19,211	$19,612

Depreciation expense amounted to $1.7 million, $1.7 million and $1.6 million for 2014, 2013 and 2012, respectively.